Intangible Assets, Net (Summary of the Group's Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 82,961		$ 99,975
Accumulated Amortization	(37,296)		(47,438)
Impairment	(31,761)	[1]	(44,077)
Net Carrying Amount	13,904		8,460
Intangible assets impairment losses	1,500		4,600	$ 400
MoboTap [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets impairment losses			3,400		$ 8,900
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	46,328		34,296
Accumulated Amortization	(22,299)		(17,883)
Impairment	(11,806)	[1]	(10,925)
Net Carrying Amount	12,223		5,488
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,618		7,413
Accumulated Amortization	(6,415)		(6,585)
Impairment	0	[1]	0
Net Carrying Amount	203		828
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,319		18,688
Accumulated Amortization	(880)		(4,495)
Impairment	(7,439)	[1]	(14,088)
Net Carrying Amount	0		105
Trademarks and domain names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,577		20,151
Accumulated Amortization	(5,451)		(6,305)
Impairment	(9,823)	[1]	(13,279)
Net Carrying Amount	303		567
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,119		19,427
Accumulated Amortization	(2,251)		(12,170)
Impairment	(2,693)	[1]	(5,785)
Net Carrying Amount	$ 1,175		$ 1,472

[1]	The Group recognized $8.9 million and $3.4 million in losses for impairment of intangible assets of MoboTap in 2015 and 2017, respectively. The Group completed the sale of all of the equity interests in MoboTap in March 2018.